DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
November 30, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.4%
Australia — 1.6%
ANZ Group Holdings Ltd.
26,386 599,409
APA Group (a)
9,998 60,715
Aristocrat Leisure Ltd.
5,038 192,751
ASX Ltd.
1,860 70,992
Atlassian Corp., Class A *
1,437 214,860
BHP Group Ltd.
45,921 1,254,892
Brambles Ltd.
12,669 199,898
CAR Group Ltd.
3,216 73,332
Cochlear Ltd.
540 98,824
Coles Group Ltd.
12,868 188,355
Commonwealth Bank of
Australia
15,095 1,509,743
Computershare Ltd.
4,836 113,855
CSL Ltd.
4,385 535,740
Evolution Mining Ltd.
17,209 134,074
Fortescue Ltd.
15,271 214,415
Goodman Group REIT
18,883 367,541
Insurance Australia Group Ltd.
20,692 105,302
Lottery Corp. Ltd.
16,900 60,624
Lynas Rare Earths Ltd. *
8,090 76,769
Macquarie Group Ltd.
3,217 415,697
Medibank Pvt Ltd.
26,268 81,826
National Australia Bank Ltd.
27,524 723,815
Northern Star Resources Ltd.
12,317 219,385
Origin Energy Ltd.
16,808 128,745
Pro Medicus Ltd.
515 90,020
Qantas Airways Ltd.
7,073 46,292
QBE Insurance Group Ltd.
13,497 170,388
REA Group Ltd.
533 68,479
Rio Tinto Ltd.
3,366 291,998
Santos Ltd.
29,876 126,177
Scentre Group REIT
43,575 116,592
SGH Ltd.
1,557 48,287
Sigma Healthcare Ltd.
40,914 77,274
Sonic Healthcare Ltd.
4,421 67,640
South32 Ltd.
36,900 77,921
Stockland REIT
19,406 76,613
Suncorp Group Ltd.
9,528 109,723
Telstra Group Ltd.
32,182 103,836
Transurban Group (a)
28,401 278,077
Vicinity Ltd. REIT
29,213 47,128
Washington H Soul Pattinson &
Co. Ltd.
3,148 78,078
Wesfarmers Ltd.
10,061 540,245
Westpac Banking Corp.
31,074 766,021
WiseTech Global Ltd.
2,069 99,077
Woodside Energy Group Ltd.
16,975 277,526
Woolworths Group Ltd.
10,768 207,048
(Cost $10,449,648)
11,405,999
Number
of Shares Value $
Austria — 0.1%
Erste Group Bank AG
2,745 299,935
OMV AG
1,174 64,963
Raiffeisen Bank International AG
1,189 48,214
Verbund AG
498 36,700
(Cost $258,812)
449,812
Belgium — 0.2%
Ageas SA/NV
1,469 100,415
Anheuser-Busch InBev SA/NV
9,048 556,745
D'ieteren Group
194 33,772
Elia Group SA/NV
455 54,970
Financiere de Tubize SA
182 44,356
Groupe Bruxelles Lambert NV
753 65,149
KBC Group NV
2,124 261,661
Lotus Bakeries NV
4 35,931
Sofina SA
121 34,152
Syensqo SA
701 57,160
UCB SA
1,121 312,885
(Cost $1,254,986)
1,557,196
Bermuda — 0.1%
Arch Capital Group Ltd. *
3,347 314,350
Everest Group Ltd.
363 114,087
(Cost $260,337)
428,437
Canada — 3.5%
Agnico Eagle Mines Ltd.
4,459 779,785
Alamos Gold, Inc., Class A
3,711 140,449
Alimentation Couche-Tard, Inc.
6,782 371,343
AltaGas Ltd.
2,450 75,782
ARC Resources Ltd.
4,767 85,522
AtkinsRealis Group Inc.
1,505 93,633
Bank of Montreal
6,394 811,422
Bank of Nova Scotia
11,324 787,453
Barrick Mining Corp.
14,991 628,330
BCE, Inc.
698 16,483
Bombardier, Inc., Class B *
796 132,523
Brookfield Corp.
18,319 867,033
CAE, Inc. *
2,511 68,861
Cameco Corp. *
3,953 351,475
Canadian Imperial Bank of
Commerce
8,264 716,286
Canadian National Railway Co.
4,844 465,028
Canadian Natural Resources Ltd.
18,472 626,621
Canadian Pacific Kansas City
Ltd.
8,088 587,316
Canadian Tire Corp. Ltd., Class A
543 66,225
Canadian Utilities Ltd., Class A
1,150 34,837
CCL Industries, Inc., Class B
1,325 81,217
Celestica, Inc. *
998 343,711
Cenovus Energy, Inc.
12,382 221,429
CGI, Inc.
1,674 149,466
Constellation Software, Inc.
185 448,848

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Descartes Systems Group, Inc. *
740 60,928
Dollarama, Inc.
2,393 343,230
Element Fleet Management
Corp.
3,236 86,422
Emera, Inc.
2,891 140,646
Empire Co. Ltd., Class A
1,195 44,104
Enbridge, Inc.
19,769 963,314
Fairfax Financial Holdings Ltd.
194 334,872
First Quantum Minerals Ltd. *
6,321 144,371
FirstService Corp.
362 57,061
Fortis, Inc.
1,953 102,634
Franco-Nevada Corp.
1,720 360,459
George Weston Ltd.
1,440 98,989
GFL Environmental, Inc.
2,065 94,181
Gildan Activewear, Inc.
1,222 70,293
Great-West Lifeco, Inc.
2,699 125,439
Hydro One Ltd., 144A
3,105 121,924
iA Financial Corp., Inc.
909 107,628
IGM Financial, Inc.
1,027 42,029
Imperial Oil Ltd.
1,594 159,737
Intact Financial Corp.
1,549 317,122
Ivanhoe Mines Ltd., Class A *
8,095 84,896
Keyera Corp.
1,822 59,010
Kinross Gold Corp.
11,233 317,317
Loblaw Cos. Ltd.
5,315 236,383
Lululemon Athletica, Inc. *
1,023 188,416
Lundin Gold, Inc.
1,068 90,225
Lundin Mining Corp.
6,714 125,751
Magna International, Inc.
2,422 118,820
Manulife Financial Corp.
15,541 551,496
Metro, Inc.
1,915 137,727
National Bank of Canada
3,551 430,359
Nutrien Ltd.
4,160 242,608
Open Text Corp.
2,152 72,631
Pan American Silver Corp.
3,989 181,244
Pembina Pipeline Corp.
5,226 203,072
Power Corp. of Canada
4,770 243,453
Restaurant Brands International,
Inc.
2,850 207,589
Rogers Communications, Inc.,
Class B
3,540 138,725
Royal Bank of Canada
12,578 1,950,152
Saputo, Inc.
2,050 58,248
Shopify, Inc., Class A *
11,063 1,771,445
Stantec, Inc.
977 94,185
Sun Life Financial, Inc.
5,192 308,492
Suncor Energy, Inc.
10,741 484,175
TC Energy Corp.
9,424 510,392
Teck Resources Ltd., Class B
4,357 185,932
TELUS Corp.
4,213 55,426
TFI International, Inc.
720 62,943
Thomson Reuters Corp.
1,329 180,705
Number
of Shares Value $
TMX Group Ltd.
2,695 99,174
Toromont Industries Ltd.
759 88,970
Toronto-Dominion Bank
15,216 1,284,145
Tourmaline Oil Corp.
3,402 156,965
Waste Connections, Inc.
2,265 399,886
Wheaton Precious Metals Corp.
3,982 438,376
Whitecap Resources, Inc.
11,176 93,718
WSP Global, Inc.
1,157 202,883
(Cost $17,126,004)
24,782,395
Chile — 0.0%
Antofagasta PLC
(Cost $71,093)
3,496 127,756
China — 0.0%
Yangzijiang Shipbuilding
Holdings Ltd.
(Cost $46,502)
23,800 61,560
Denmark — 0.5%
A.P. Moller — Maersk A/S, Class
A
28 56,126
A.P. Moller — Maersk A/S, Class
B
39 78,024
Carlsberg AS, Class B
847 105,238
Coloplast A/S, Class B
1,053 95,033
Danske Bank A/S
6,058 278,637
Demant A/S *
772 26,295
DSV A/S
1,859 423,912
Genmab A/S *
548 173,626
Novo Nordisk A/S, Class B
28,700 1,413,705
Novonesis (Novozymes) B, Class
B
3,004 187,461
Orsted AS, 144A *
4,253 90,373
Pandora A/S
756 90,361
ROCKWOOL A/S, Class B
545 18,415
Tryg A/S
3,215 79,682
Vestas Wind Systems A/S
9,117 216,964
(Cost $3,241,303)
3,333,852
Finland — 0.3%
Elisa OYJ
1,053 46,096
Fortum OYJ
4,203 86,313
Kesko OYJ, Class B
2,041 43,465
Kone OYJ, Class B
3,015 204,835
Metso Corp.
6,279 103,331
Neste OYJ
3,772 72,843
Nokia OYJ
47,069 286,349
Nordea Bank Abp
27,739 490,614
Orion OYJ, Class B
1,036 74,124
Sampo OYJ, Class A
20,749 244,054
Stora Enso OYJ, Class R
4,382 51,517
UPM-Kymmene OYJ
5,009 136,668
Wartsila OYJ Abp
4,257 137,888
(Cost $1,817,619)
1,978,097

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
France — 2.7%
Accor SA
1,715 92,790
Aeroports de Paris SA
288 42,214
Air Liquide SA
5,247 1,005,483
Airbus SE
5,325 1,263,487
Alstom SA *
2,717 71,073
Amundi SA, 144A
581 46,525
AXA SA
15,512 700,296
BioMerieux
443 55,474
BNP Paribas SA
8,986 768,491
Bollore SE
8,446 46,854
Bouygues SA
1,946 97,158
Bureau Veritas SA
2,914 93,271
Capgemini SE
1,446 226,215
Carrefour SA
4,720 72,663
Cie de Saint-Gobain SA
3,997 398,652
Cie Generale des Etablissements
Michelin SCA
5,714 186,674
Covivio SA REIT
646 41,759
Credit Agricole SA
10,219 195,922
Danone SA
5,888 526,166
Dassault Aviation SA
202 63,437
Dassault Systemes SE
5,868 164,192
Edenred SE
2,181 46,801
Eiffage SA
564 77,891
Engie SA
16,009 406,886
EssilorLuxottica SA
2,714 972,323
FDJ UNITED
739 20,807
Gecina SA REIT
456 42,284
Getlink SE
2,963 53,575
Hermes International SCA
284 692,152
Ipsen SA
274 39,526
Kering SA
678 230,391
Klepierre SA REIT
2,169 84,478
Legrand SA
2,307 349,533
L'Oreal SA
2,167 944,601
LVMH Moet Hennessy Louis
Vuitton SE
2,238 1,650,592
Orange SA
16,890 278,148
Pernod Ricard SA
1,832 164,945
Publicis Groupe SA
2,035 198,337
Renault SA
1,691 67,647
Rexel SA
1,811 68,917
Safran SA
3,212 1,082,148
Sanofi SA
9,991 994,392
Sartorius Stedim Biotech
288 69,288
Schneider Electric SE
4,919 1,318,721
Societe Generale SA
6,428 447,154
Sodexo SA
876 46,298
Thales SA
814 212,933
TotalEnergies SE
17,879 1,178,571
Number
of Shares Value $
Unibail-Rodamco-Westfield
REIT *
1,306 138,866
Veolia Environnement SA
5,466 185,803
Vinci SA
4,409 625,537
(Cost $13,720,193)
18,848,341
Germany — 2.3%
adidas AG
1,485 276,436
Allianz SE
3,446 1,488,923
BASF SE
8,168 425,624
Bayer AG
8,831 312,435
Bayerische Motoren Werke AG
2,612 266,881
Beiersdorf AG
862 92,697
Brenntag SE
1,198 68,752
Commerzbank AG
6,354 249,836
Continental AG
934 69,958
CTS Eventim AG & Co. KGaA
674 65,979
Daimler Truck Holding AG
4,003 169,428
Delivery Hero SE, 144A *
1,336 31,165
Deutsche Bank AG (b)
16,892 600,079
Deutsche Boerse AG
1,678 448,877
Deutsche Lufthansa AG
5,010 48,085
Deutsche Post AG
8,473 440,829
Deutsche Telekom AG
33,433 1,077,107
E.ON SE
19,594 349,056
Evonik Industries AG
1,877 28,907
Fresenius Medical Care AG
1,736 83,107
Fresenius SE & Co. KGaA
3,585 196,920
GEA Group AG
1,396 94,615
Hannover Rueck SE
569 171,296
Heidelberg Materials AG
1,180 303,059
Henkel AG & Co. KGaA
956 71,784
Hensoldt AG
576 45,690
HOCHTIEF AG
140 49,523
Infineon Technologies AG
11,770 496,256
Knorr-Bremse AG
536 56,856
LEG Immobilien SE
583 43,844
Mercedes-Benz Group AG
6,580 444,134
Merck KGaA
1,139 153,337
MTU Aero Engines AG
474 193,801
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
1,176 742,455
Nemetschek SE
478 53,394
Rational AG
34 25,411
Rheinmetall AG
419 719,924
RWE AG
5,760 292,392
SAP SE
9,379 2,270,026
Scout24 SE, 144A
613 62,676
Siemens AG
6,815 1,805,659
Siemens Energy AG *
6,977 933,603
Siemens Healthineers AG, 144A
2,930 145,674
Symrise AG
1,211 100,404

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Talanx AG
495 64,341
Vonovia SE
6,415 194,462
Zalando SE, 144A *
1,829 49,245
(Cost $11,692,967)
16,374,942
Hong Kong — 0.6%
AIA Group Ltd.
95,172 985,263
BOC Hong Kong Holdings Ltd.
35,269 169,695
CK Asset Holdings Ltd.
18,069 92,647
CK Hutchison Holdings Ltd.
23,351 164,809
CK Infrastructure Holdings Ltd.
5,587 38,679
CLP Holdings Ltd.
14,321 125,081
Futu Holdings Ltd., ADR
551 93,483
Galaxy Entertainment Group Ltd.
17,915 92,594
Hang Seng Bank Ltd.
7,267 142,062
Henderson Land Development
Co. Ltd.
14,994 56,505
HKT Trust & HKT Ltd. (a)
27,462 41,974
Hong Kong & China Gas Co. Ltd.
112,528 104,642
Hong Kong Exchanges &
Clearing Ltd.
10,874 574,036
Hongkong Land Holdings Ltd.
8,154 51,778
Jardine Matheson Holdings Ltd.
1,305 85,608
Link REIT
22,987 108,888
MTR Corp. Ltd.
14,900 59,098
Power Assets Holdings Ltd.
12,408 82,953
Prudential PLC
22,682 328,637
Sino Land Co. Ltd.
34,330 46,034
SITC International Holdings Co.
Ltd.
13,123 45,071
Sun Hung Kai Properties Ltd.
12,596 159,521
Swire Pacific Ltd., Class A
2,802 24,023
Techtronic Industries Co. Ltd.
12,442 145,585
WH Group Ltd., 144A
70,148 73,341
Wharf Holdings Ltd.
8,898 26,972
Wharf Real Estate Investment
Co. Ltd.
12,017 37,908
(Cost $4,077,495)
3,956,887
Ireland — 1.1%
Accenture PLC, Class A
5,621 1,405,250
AerCap Holdings NV
1,614 216,276
AIB Group PLC
18,507 190,083
Allegion PLC
820 136,145
Aptiv PLC *
2,053 159,210
Bank of Ireland Group PLC
8,202 151,921
CRH PLC
5,168 619,845
CRH PLC
805 96,568
DCC PLC
953 63,061
Eaton Corp. PLC
3,491 1,207,502
Experian PLC
7,983 351,490
Kerry Group PLC, Class A
1,438 133,426
Kingspan Group PLC
1,420 121,703
Medtronic PLC
11,513 1,212,664
Number
of Shares Value $
Ryanair Holdings PLC
7,242 237,181
Smurfit WestRock PLC
3,612 128,912
Smurfit WestRock PLC
1,120 40,231
TE Connectivity PLC
2,657 600,881
Trane Technologies PLC
2,002 843,803
(Cost $5,965,457)
7,916,152
Israel — 0.3%
Azrieli Group Ltd.
450 45,627
Bank Hapoalim BM
11,267 243,191
Bank Leumi Le-Israel BM
13,510 282,599
Check Point Software
Technologies Ltd. *
807 150,723
CyberArk Software Ltd. *
435 199,487
Elbit Systems Ltd.
273 127,947
ICL Group Ltd.
6,474 35,794
Israel Discount Bank Ltd., Class
A
10,526 109,929
Mizrahi Tefahot Bank Ltd.
1,469 102,653
Monday.com Ltd. *
342 49,200
Nice Ltd. *
609 63,508
Nova Ltd. *
264 82,267
Phoenix Financial Ltd.
2,051 82,403
Teva Pharmaceutical Industries
Ltd., ADR *
10,313 277,317
Wix.com Ltd. *
533 51,013
(Cost $1,220,094)
1,903,658
Italy — 0.8%
Banca Mediolanum SpA
1,647 35,247
Banca Monte dei Paschi di Siena
SpA
17,856 168,953
Banco BPM SpA
10,664 153,649
BPER Banca SPA
13,252 159,640
Buzzi SpA
674 41,535
Davide Campari-Milano NV
5,668 38,587
Enel SpA
72,397 748,453
Eni SpA
18,309 342,781
Ferrari NV
1,149 450,447
FinecoBank Banca Fineco SpA
5,603 137,529
Generali
7,696 305,282
Infrastrutture Wireless Italiane
SpA, 144A
2,422 22,164
Intesa Sanpaolo SpA
129,323 838,380
Leonardo SpA
3,547 193,104
Moncler SpA
2,188 147,583
Nexi SpA, 144A
5,713 26,647
Poste Italiane SpA, 144A
4,221 100,962
Prysmian SpA
2,512 251,591
Recordati Industria Chimica e
Farmaceutica SpA
1,121 66,220
Snam SpA
17,909 119,177
Telecom Italia SpA *
86,259 48,532
Terna - Rete Elettrica Nazionale
13,225 139,485

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
UniCredit SpA
12,633 939,639
Unipol Assicurazioni SpA
3,206 73,503
(Cost $3,041,767)
5,549,090
Luxembourg — 0.1%
ArcelorMittal SA
4,396 189,684
CVC Capital Partners PLC, 144A
1,337 22,096
Eurofins Scientific SE
1,221 83,095
Tenaris SA
2,996 60,430
(Cost $296,475)
355,305
Macau — 0.0%
Sands China Ltd.
(Cost $86,951)
22,199 60,447
Mexico — 0.0%
Fresnillo PLC
(Cost $63,298)
1,925 67,183
Netherlands — 1.4%
ABN AMRO Bank NV CVA, 144A
5,185 175,409
Adyen NV, 144A *
229 356,286
Aegon Ltd.
12,620 101,849
Akzo Nobel NV
1,646 107,051
Argenx SE *
562 510,304
ASM International NV
411 226,282
ASML Holding NV
3,488 3,656,964
ASR Nederland NV
1,306 88,152
BE Semiconductor Industries NV
696 104,926
Euronext NV, 144A
629 96,577
EXOR NV
882 74,314
Ferrovial SE
4,637 303,838
Heineken Holding NV
1,178 84,147
Heineken NV
2,481 202,071
IMCD NV
557 49,956
ING Groep NV
27,436 711,643
JDE Peet's NV
1,501 55,082
Koninklijke Ahold Delhaize NV
7,925 327,886
Koninklijke KPN NV
37,298 170,548
Koninklijke Philips NV
7,299 205,503
Nebius Group NV *
1,897 179,968
NN Group NV
2,414 175,042
NXP Semiconductors NV
2,260 440,564
Prosus NV *
11,623 731,918
QIAGEN NV
1,916 91,446
Randstad NV
1,219 47,421
Stellantis NV
17,096 182,396
Universal Music Group NV
9,926 254,353
Wolters Kluwer NV
2,029 215,696
(Cost $6,733,947)
9,927,592
New Zealand — 0.1%
Auckland International Airport
Ltd.
16,557 76,036
Contact Energy Ltd.
4,425 24,462
Number
of Shares Value $
Fisher & Paykel Healthcare Corp.
Ltd.
5,836 124,961
Infratil Ltd.
9,242 61,914
Meridian Energy Ltd.
11,594 37,471
Xero Ltd. *
1,604 128,595
(Cost $478,441)
453,439
Norway — 0.1%
Aker BP ASA
2,712 66,054
DNB Bank ASA
8,173 218,622
Equinor ASA
7,299 168,249
Gjensidige Forsikring ASA
1,568 43,912
Kongsberg Gruppen ASA
4,137 98,062
Mowi ASA
4,708 106,894
Norsk Hydro ASA
13,857 99,182
Orkla ASA
7,321 78,405
Salmar ASA
509 29,748
Telenor ASA
4,971 71,819
Yara International ASA
1,211 44,249
(Cost $958,725)
1,025,196
Poland — 0.0%
InPost SA *
(Cost $48,647)
2,724 31,930
Portugal — 0.0%
Banco Comercial Portugues SA,
Class R
75,362 71,841
EDP SA
26,591 118,688
Galp Energia SGPS SA
3,366 67,835
Jeronimo Martins SGPS SA
2,947 69,908
(Cost $303,582)
328,272
Singapore — 0.4%
CapitaLand Ascendas REIT
38,597 83,741
CapitaLand Integrated
Commercial Trust REIT
50,291 91,251
CapitaLand Investment Ltd.
16,402 33,560
DBS Group Holdings Ltd.
19,037 796,669
Grab Holdings Ltd., Class A *
22,925 124,941
Keppel Ltd.
12,182 96,316
Oversea-Chinese Banking Corp.
Ltd.
30,185 431,164
Sea Ltd., ADR *
3,518 489,037
Sembcorp Industries Ltd.
8,600 40,704
Singapore Airlines Ltd.
14,250 71,407
Singapore Exchange Ltd.
7,288 94,874
Singapore Technologies
Engineering Ltd.
13,474 86,348
Singapore Telecommunications
Ltd.
65,900 240,673
United Overseas Bank Ltd.
10,811 283,641
Wilmar International Ltd.
20,400 51,034
(Cost $2,168,196)
3,015,360

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Spain — 0.9%
Acciona SA
263 52,773
ACS Actividades de
Construccion y Servicios SA
1,656 153,077
Aena Sme SA, 144A
7,158 194,887
Amadeus IT Group SA
3,937 289,406
Banco Bilbao Vizcaya Argentaria
SA
51,782 1,115,675
Banco de Sabadell SA
41,908 152,621
Banco Santander SA
132,745 1,423,952
Bankinter SA
6,600 103,865
CaixaBank SA
34,147 381,076
Cellnex Telecom SA, 144A *
4,305 129,201
EDP Renovaveis SA
2,545 33,878
Endesa SA
2,839 102,996
Grifols SA
3,015 36,845
Iberdrola SA
57,530 1,214,148
Industria de Diseno Textil SA
9,648 540,255
Mapfre SA
8,319 38,503
Naturgy Energy Group SA
1,890 58,170
Redeia Corp. SA
3,508 62,615
Repsol SA
10,140 188,052
Telefonica SA
33,901 146,949
(Cost $3,435,535)
6,418,944
Sweden — 0.9%
AddTech AB, Class B
2,356 81,033
Alfa Laval AB
2,415 114,122
Assa Abloy AB, Class B
8,783 333,934
Atlas Copco AB, Class A
23,993 407,526
Atlas Copco AB, Class B
14,044 214,865
Beijer Ref AB
4,272 68,099
Boliden AB *
2,438 116,785
Epiroc AB, Class A
6,054 130,044
Epiroc AB, Class B
3,997 77,086
EQT AB
4,109 142,460
Essity AB, Class B
4,988 138,136
Evolution AB, 144A
1,353 92,555
Fastighets AB Balder, Class B *
6,942 49,991
H & M Hennes & Mauritz AB,
Class B
4,258 77,334
Hexagon AB, Class B
18,226 213,338
Holmen AB, Class B
859 31,476
Industrivarden AB, Class A
1,287 54,090
Industrivarden AB, Class C
1,553 65,319
Indutrade AB
2,434 60,439
Investment AB Latour, Class B
1,133 27,112
Investor AB, Class B
16,991 578,992
L E Lundbergforetagen AB,
Class B
550 29,273
Lifco AB, Class B
2,316 85,256
Nibe Industrier AB, Class B
13,794 51,042
Saab AB, Class B
2,885 145,477
Number
of Shares Value $
Sagax AB, Class B
1,681 36,002
Sandvik AB
9,550 288,674
Securitas AB, Class B
4,044 61,742
Skandinaviska Enskilda Banken
AB, Class A
13,210 263,101
Skanska AB, Class B
3,348 85,974
SKF AB, Class B
2,837 74,296
Spotify Technology SA *
1,421 850,994
Svenska Cellulosa AB SCA,
Class B
5,140 66,840
Svenska Handelsbanken AB,
Class A
13,869 192,483
Swedbank AB, Class A
7,469 237,807
Swedish Orphan Biovitrum AB *
1,669 59,953
Tele2 AB, Class B
4,773 76,010
Telefonaktiebolaget LM Ericsson,
Class B
25,168 243,041
Telia Co. AB
22,136 88,950
Trelleborg AB, Class B
1,672 70,342
Volvo AB, Class B
14,416 432,247
(Cost $5,410,111)
6,514,240
Switzerland — 2.8%
ABB Ltd.
14,066 1,011,133
Alcon, Inc.
4,422 351,689
Amcor PLC
21,772 185,497
Amrize Ltd. *
4,592 236,763
Avolta AG *
803 44,123
Baloise Holding AG
414 108,379
Banque Cantonale Vaudoise
281 34,086
Barry Callebaut AG
38 60,908
Belimo Holding AG
89 87,066
BKW AG
222 46,338
Chocoladefabriken Lindt &
Spruengli AG
1 148,951
Chocoladefabriken Lindt &
Spruengli AG Participation
Certificates
8 117,766
Chubb Ltd.
3,424 1,014,120
Cie Financiere Richemont SA,
Class A
4,813 1,020,803
Coca-Cola HBC AG *
2,153 108,061
DSM-Firmenich AG
1,501 123,263
EMS-Chemie Holding AG
75 51,186
Galderma Group AG
1,397 278,374
Garmin Ltd.
1,500 292,980
Geberit AG
304 236,855
Givaudan SA
81 341,674
Glencore PLC *
89,397 427,372
Helvetia Holding AG
364 94,474
Holcim AG *
4,592 430,177
Julius Baer Group Ltd.
1,750 125,101
Kuehne + Nagel International AG
460 92,292
Logitech International SA
1,393 156,657

DBX ETF Trust | 7
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Lonza Group AG
627 429,479
Nestle SA
23,061 2,292,745
Novartis AG
17,076 2,221,932
Partners Group Holding AG
197 233,765
Roche Holding AG
289 114,959
Roche Holding AG
6,309 2,415,327
Sandoz Group AG
3,660 258,541
Schindler Holding AG
212 71,947
Schindler Holding AG
Participation Certificates
392 140,113
SGS SA
1,565 179,626
Sika AG
1,317 259,562
Sonova Holding AG
453 112,890
STMicroelectronics NV
2,993 68,692
STMicroelectronics NV, Class Y
2,993 68,809
Straumann Holding AG
950 108,375
Swatch Group AG — Bearer
281 56,746
Swiss Life Holding AG
264 289,596
Swiss Prime Site AG
781 115,261
Swiss Re AG
2,749 484,614
Swisscom AG
241 173,033
UBS Group AG
28,449 1,099,057
VAT Group AG, 144A
222 97,708
Zurich Insurance Group AG
1,313 943,849
(Cost $15,474,044)
19,462,714
United Kingdom — 3.8%
3i Group PLC
8,869 371,110
Admiral Group PLC
2,516 105,745
Anglo American PLC
9,795 370,014
Aon PLC, Class A
1,860 658,291
Ashtead Group PLC
3,804 243,346
Associated British Foods PLC
2,771 78,425
AstraZeneca PLC
13,936 2,580,329
Auto Trader Group PLC, 144A
7,422 62,840
Aviva PLC
27,490 237,413
BAE Systems PLC
26,916 588,630
Barclays PLC
125,583 715,926
Barratt Redrow PLC
12,395 64,774
BP PLC
140,521 845,677
British American Tobacco PLC
19,637 1,150,302
BT Group PLC
51,488 123,447
Bunzl PLC
2,979 85,417
Centrica PLC
43,832 99,603
CNH Industrial NV
8,559 80,711
Coca-Cola Europacific Partners
PLC
1,741 159,632
Compass Group PLC
15,358 482,687
Diageo PLC
19,891 457,401
Endeavour Mining PLC
1,915 88,554
Entain PLC
5,600 57,653
GSK PLC
36,042 855,304
Number
of Shares Value $
Haleon PLC
78,504 385,802
Halma PLC
3,671 173,161
Hikma Pharmaceuticals PLC
1,708 35,169
HSBC Holdings PLC
154,522 2,191,146
Imperial Brands PLC
6,984 296,862
Informa PLC
11,284 143,503
InterContinental Hotels Group
PLC
1,210 160,566
International Consolidated
Airlines Group SA
10,942 57,513
Intertek Group PLC
1,436 88,019
J Sainsbury PLC
15,853 67,679
JD Sports Fashion PLC
27,832 28,491
Kingfisher PLC
15,166 61,410
Land Securities Group PLC REIT
6,153 49,324
Legal & General Group PLC
50,374 164,795
Lloyds Banking Group PLC
535,596 682,272
London Stock Exchange Group
PLC
4,213 497,265
M&G PLC
17,991 64,935
Marks & Spencer Group PLC
16,725 77,053
Melrose Industries PLC
11,990 94,526
National Grid PLC
45,141 685,743
NatWest Group PLC
71,527 599,157
Next PLC
982 183,722
Pearson PLC
4,467 59,046
Pentair PLC
1,546 162,701
Phoenix Group Holdings PLC
6,634 61,179
Reckitt Benckiser Group PLC
5,944 460,892
RELX PLC
16,121 647,432
Rentokil Initial PLC
22,044 121,565
Rio Tinto PLC
10,279 738,459
Rolls-Royce Holdings PLC
74,967 1,060,859
Sage Group PLC
8,821 125,586
Schroders PLC
4,293 22,093
Segro PLC REIT
11,113 105,223
Severn Trent PLC
2,404 89,762
Shell PLC
52,536 1,937,601
Smith & Nephew PLC
7,770 129,154
Smiths Group PLC
2,876 93,134
Spirax Group PLC
568 50,462
SSE PLC
10,879 316,835
Standard Chartered PLC
17,471 387,400
Tesco PLC
57,530 343,252
Unilever PLC
22,104 1,330,838
United Utilities Group PLC
5,532 90,671
Vodafone Group PLC
177,130 220,662
Whitbread PLC
1,804 59,518
Willis Towers Watson PLC
907 291,147
Wise PLC, Class A *
5,963 69,766
(Cost $18,533,287)
26,326,581

8 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
United States — 74.7%
3M Co.
4,743 816,033
Abbott Laboratories
15,639 2,015,867
AbbVie, Inc.
15,885 3,617,014
Adobe, Inc. *
3,750 1,200,487
Advanced Micro Devices, Inc. *
14,572 3,169,847
AECOM
1,121 115,609
Affirm Holdings, Inc. *
2,425 172,054
Aflac, Inc.
4,529 499,594
Agilent Technologies, Inc.
2,483 381,140
Air Products and Chemicals, Inc.
2,005 523,405
Airbnb, Inc., Class A *
3,871 452,868
Alexandria Real Estate Equities,
Inc. REIT
1,381 74,118
Alliant Energy Corp.
2,314 160,754
Allstate Corp.
2,412 513,708
Alnylam Pharmaceuticals, Inc. *
1,200 541,476
Alphabet, Inc., Class A
52,306 16,747,335
Alphabet, Inc., Class C
43,844 14,035,341
Altria Group, Inc.
15,229 898,663
Amazon.com, Inc. *
86,210 20,105,896
Ameren Corp.
2,397 254,921
American Electric Power Co.,
Inc.
4,751 588,031
American Express Co.
5,001 1,826,715
American Financial Group, Inc.
636 87,590
American Homes 4 Rent, Class
A REIT
2,739 87,977
American International Group,
Inc.
4,975 378,896
American Tower Corp. REIT
4,238 768,222
American Water Works Co., Inc.
1,779 231,395
Ameriprise Financial, Inc.
831 378,720
AMETEK, Inc.
2,040 403,696
Amgen, Inc.
4,835 1,670,299
Amphenol Corp., Class A
10,907 1,536,796
Analog Devices, Inc.
4,406 1,169,088
Annaly Capital Management,
Inc. REIT
6,256 142,637
Apollo Global Management, Inc.
3,955 521,467
Apple, Inc.
133,336 37,180,744
Applied Materials, Inc.
7,161 1,806,362
AppLovin Corp., Class A *
2,091 1,253,513
Archer-Daniels-Midland Co.
4,205 255,412
Ares Management Corp., Class
A
1,955 306,642
Arista Networks, Inc. *
9,620 1,257,142
Arthur J Gallagher & Co.
2,340 579,431
Astera Labs, Inc. *
1,198 188,769
AT&T, Inc.
63,886 1,662,314
Atmos Energy Corp.
1,478 260,675
Autodesk, Inc. *
1,879 569,976
Automatic Data Processing, Inc.
3,657 933,632
Number
of Shares Value $
AutoZone, Inc. *
148 585,241
AvalonBay Communities, Inc.
REIT
1,227 223,240
Avery Dennison Corp.
747 128,760
Axon Enterprise, Inc. *
681 367,835
Baker Hughes Co.
8,675 435,485
Ball Corp.
2,206 109,263
Bank of America Corp.
63,072 3,383,813
Bank of New York Mellon Corp.
6,300 706,230
Baxter International, Inc.
4,368 81,856
Becton Dickinson & Co.
2,616 507,556
Bentley Systems, Inc., Class B
1,166 48,925
Berkshire Hathaway, Inc., Class
B *
12,380 6,360,968
Best Buy Co., Inc.
1,668 132,239
Biogen, Inc. *
1,307 237,992
Blackrock, Inc.
1,325 1,387,672
Blackstone, Inc.
6,607 967,397
Block, Inc. *
4,812 321,442
Bloom Energy Corp., Class A *
1,995 217,934
Boeing Co. *
6,852 1,295,028
Booking Holdings, Inc.
289 1,420,345
Booz Allen Hamilton Holding
Corp.
1,062 88,634
Boston Scientific Corp. *
13,315 1,352,538
Bristol-Myers Squibb Co.
18,253 898,048
Broadcom, Inc.
40,310 16,243,318
Broadridge Financial Solutions,
Inc.
1,039 236,985
Brookfield Asset Management
Ltd., Class A
3,539 186,819
Brookfield Renewable Corp.
1,138 47,412
Brown & Brown, Inc.
2,592 208,475
Brown-Forman Corp., Class B
1,613 46,745
Builders FirstSource, Inc. *
1,053 118,178
Bunge Global SA
1,317 126,524
Burlington Stores, Inc. *
537 135,447
BXP, Inc. REIT
1,224 88,569
C.H. Robinson Worldwide, Inc.
1,129 179,364
Cadence Design Systems, Inc. *
2,429 757,459
Capital One Financial Corp.
5,801 1,270,825
Cardinal Health, Inc.
2,081 441,713
Carlisle Cos., Inc.
353 112,279
Carlyle Group, Inc.
2,158 117,676
Carnival Corp. *
9,006 232,175
Carrier Global Corp.
6,943 381,032
Carvana Co. *
1,178 441,161
Caterpillar, Inc.
4,209 2,423,374
Cboe Global Markets, Inc.
973 251,199
CBRE Group, Inc., Class A *
2,689 435,161
CDW Corp.
1,178 169,891
Cencora, Inc.
1,624 599,142
Centene Corp. *
4,529 178,171

DBX ETF Trust | 9
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
CenterPoint Energy, Inc.
5,616 224,528
CF Industries Holdings, Inc.
1,419 111,675
Charles Schwab Corp.
15,551 1,442,044
Charter Communications, Inc.,
Class A *
814 162,898
Cheniere Energy, Inc.
1,921 400,452
Chevron Corp.
17,331 2,619,234
Chipotle Mexican Grill, Inc. *
12,273 423,664
Church & Dwight Co., Inc.
2,110 179,688
Ciena Corp. *
1,262 257,713
Cigna Group
2,368 656,599
Cincinnati Financial Corp.
1,385 232,112
Cintas Corp.
3,290 612,006
Cisco Systems, Inc.
35,464 2,728,600
Citigroup, Inc.
16,453 1,704,531
Citizens Financial Group, Inc.
3,752 202,983
Clorox Co.
1,073 115,820
Cloudflare, Inc., Class A *
2,855 571,600
CME Group, Inc.
3,217 905,457
CMS Energy Corp.
2,819 212,665
Coca-Cola Co.
36,632 2,678,532
Cognizant Technology Solutions
Corp., Class A
4,500 349,695
Coinbase Global, Inc., Class A *
1,839 501,716
Colgate-Palmolive Co.
6,803 546,893
Comcast Corp., Class A
32,860 877,033
Comfort Systems USA, Inc.
316 308,713
ConocoPhillips
11,262 998,827
Consolidated Edison, Inc.
3,176 318,743
Constellation Brands, Inc., Class
A
1,331 181,522
Constellation Energy Corp.
2,838 1,034,054
Cooper Cos., Inc. *
1,749 136,300
Copart, Inc. *
8,541 332,928
Corebridge Financial, Inc.
2,223 66,734
CoreWeave, Inc., Class A *
1,538 112,459
Corning, Inc.
7,254 610,787
Corpay, Inc. *
598 176,888
Corteva, Inc.
6,063 409,071
CoStar Group, Inc. *
3,657 251,602
Costco Wholesale Corp.
3,978 3,634,261
Coterra Energy, Inc.
7,240 194,322
Credo Technology Group
Holding Ltd. *
1,397 248,107
Crowdstrike Holdings, Inc., Class
A *
2,271 1,156,302
Crown Castle, Inc. REIT
4,029 367,767
CSX Corp.
16,420 580,611
Cummins, Inc.
1,255 624,965
CVS Health Corp.
11,494 923,658
D.R. Horton, Inc.
2,449 389,415
Danaher Corp.
5,791 1,313,283
Darden Restaurants, Inc.
989 177,605
Number
of Shares Value $
Datadog, Inc., Class A *
2,739 438,267
Deckers Outdoor Corp. *
1,362 119,897
Deere & Co.
2,303 1,069,720
Dell Technologies, Inc., Class C
2,865 382,048
Delta Air Lines, Inc.
1,563 100,188
Devon Energy Corp.
5,315 196,974
Dexcom, Inc. *
3,420 217,067
Diamondback Energy, Inc.
1,728 263,675
Dick's Sporting Goods, Inc.
632 130,552
Digital Realty Trust, Inc. REIT
3,131 501,336
Docusign, Inc. *
1,737 120,461
Dollar General Corp.
2,040 223,360
Dollar Tree, Inc. *
1,737 192,477
Dominion Energy, Inc.
7,505 471,089
Domino's Pizza, Inc.
305 127,987
DoorDash, Inc., Class A *
3,425 679,417
Dover Corp.
1,298 240,493
Dow, Inc.
6,437 153,522
DraftKings, Inc., Class A *
3,730 123,687
DTE Energy Co.
1,810 248,024
Duke Energy Corp.
7,002 867,828
DuPont de Nemours, Inc.
3,808 151,444
Dynatrace, Inc. *
2,632 117,282
eBay, Inc.
4,058 335,962
EchoStar Corp., Class A *
1,266 92,785
Ecolab, Inc.
2,318 637,821
Edison International
3,431 202,052
Edwards Lifesciences Corp. *
5,320 461,084
Electronic Arts, Inc.
2,121 428,506
Elevance Health, Inc.
2,052 694,109
Eli Lilly & Co.
7,227 7,772,422
EMCOR Group, Inc.
392 241,107
Emerson Electric Co.
5,061 675,036
Entegris, Inc.
1,403 108,227
Entergy Corp.
3,928 383,059
EOG Resources, Inc.
4,982 537,309
EQT Corp.
5,623 342,216
Equifax, Inc.
1,090 231,483
Equinix, Inc. REIT
868 653,873
Equitable Holdings, Inc.
2,873 134,140
Equity LifeStyle Properties, Inc.
REIT
1,722 108,262
Equity Residential REIT
3,334 205,874
Erie Indemnity Co., Class A
187 55,257
Essential Utilities, Inc.
2,724 107,843
Essex Property Trust, Inc. REIT
601 158,436
Estee Lauder Cos., Inc., Class A
2,057 193,502
Evergy, Inc.
2,031 157,707
Eversource Energy
3,242 217,798
Exelon Corp.
8,900 419,368
Expand Energy Corp.
2,126 259,223
Expedia Group, Inc.
1,050 268,474

10 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Expeditors International of
Washington, Inc.
1,274 187,151
Extra Space Storage, Inc. REIT
1,851 246,498
Exxon Mobil Corp.
38,313 4,441,243
F5, Inc. *
534 127,711
Fair Isaac Corp. *
218 393,671
Fastenal Co.
10,138 409,575
FedEx Corp.
1,991 548,879
Ferguson Enterprises, Inc.
1,758 442,436
Fidelity National Financial, Inc.
2,218 131,816
Fidelity National Information
Services, Inc.
4,832 317,801
Fifth Third Bancorp
6,092 264,758
First Citizens BancShares, Inc.,
Class A
85 159,621
First Solar, Inc. *
876 239,078
FirstEnergy Corp.
4,737 226,050
Fiserv, Inc. *
4,988 306,612
Flex Ltd. *
3,352 198,137
Flutter Entertainment PLC *
181 37,795
Flutter Entertainment PLC *
1,253 261,403
Ford Motor Co.
35,340 469,315
Fortinet, Inc. *
5,937 481,669
Fortive Corp.
3,140 167,927
Fox Corp., Class A
1,904 124,712
Fox Corp., Class B
1,341 78,127
Freeport-McMoRan, Inc.
12,697 545,717
Gaming and Leisure Properties,
Inc. REIT
2,625 114,266
Gartner, Inc. *
686 159,660
GE Aerospace
9,525 2,842,736
GE HealthCare Technologies,
Inc.
4,044 323,480
GE Vernova, Inc.
2,458 1,474,235
Gen Digital, Inc.
4,797 126,497
General Dynamics Corp.
2,061 704,099
General Mills, Inc.
4,714 223,208
General Motors Co.
8,531 627,199
Genuine Parts Co.
1,324 172,650
Gilead Sciences, Inc.
11,125 1,399,970
Global Payments, Inc.
2,299 174,172
GoDaddy, Inc., Class A *
1,200 153,432
Goldman Sachs Group, Inc.
2,742 2,265,002
Graco, Inc.
1,438 118,549
Halliburton Co.
7,364 193,084
Hartford Insurance Group, Inc.
2,442 334,627
HCA Healthcare, Inc.
1,468 746,170
Healthpeak Properties, Inc. REIT
6,348 115,914
HEICO Corp.
363 115,038
HEICO Corp., Class A
703 173,620
Hershey Co.
1,317 247,701
Hewlett Packard Enterprise Co.
11,504 251,592
Hilton Worldwide Holdings, Inc.
2,086 594,573
Number
of Shares Value $
Hologic, Inc. *
2,034 152,489
Home Depot, Inc.
8,925 3,185,511
Honeywell International, Inc.
5,686 1,092,792
Hormel Foods Corp.
2,825 65,568
Howmet Aerospace, Inc.
3,442 704,199
HP, Inc.
8,273 202,027
Hubbell, Inc.
504 217,441
HubSpot, Inc. *
453 166,396
Humana, Inc.
1,111 273,050
Huntington Bancshares, Inc.
14,831 241,745
Hyatt Hotels Corp., Class A (c)
453 74,469
IDEX Corp.
722 125,577
IDEXX Laboratories, Inc. *
716 539,062
Illinois Tool Works, Inc.
2,564 639,154
Illumina, Inc. *
1,469 193,100
Incyte Corp. *
1,557 162,644
Ingersoll Rand, Inc.
3,604 289,545
Insmed, Inc. *
1,887 392,062
Insulet Corp. *
626 204,821
Intel Corp. *
40,620 1,647,547
Interactive Brokers Group, Inc.,
Class A
4,053 263,526
Intercontinental Exchange, Inc.
5,214 820,162
International Business Machines
Corp.
8,401 2,592,381
International Flavors &
Fragrances, Inc.
2,269 157,650
International Paper Co.
4,492 177,344
Intuit, Inc.
2,488 1,577,591
Intuitive Surgical, Inc. *
3,199 1,834,563
Invitation Homes, Inc. REIT
5,449 153,662
IonQ, Inc. *
2,649 130,596
IQVIA Holdings, Inc. *
1,475 339,265
Iron Mountain, Inc. REIT
2,695 232,713
J M Smucker Co.
961 100,117
Jabil, Inc.
978 206,074
Jack Henry & Associates, Inc.
584 101,896
Jacobs Solutions, Inc.
1,036 139,663
JB Hunt Transport Services, Inc.
689 119,858
Johnson & Johnson
21,645 4,478,783
Johnson Controls International
PLC
5,877 683,554
JPMorgan Chase & Co.
24,692 7,730,571
Kellanova
2,734 228,672
Kenvue, Inc.
17,293 300,034
Keurig Dr Pepper, Inc.
11,671 325,621
KeyCorp
7,755 142,537
Keysight Technologies, Inc. *
1,590 314,740
Kimberly-Clark Corp.
3,015 328,997
Kimco Realty Corp. REIT
5,996 123,877
Kinder Morgan, Inc.
17,598 480,777
KKR & Co., Inc.
5,598 684,691

DBX ETF Trust | 11
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
KLA Corp.
1,195 1,404,687
Kraft Heinz Co.
7,713 196,759
Kroger Co.
5,645 379,796
L3Harris Technologies, Inc.
1,700 473,773
Labcorp Holdings, Inc.
784 210,724
Lam Research Corp.
11,324 1,766,544
Las Vegas Sands Corp.
2,758 187,985
Leidos Holdings, Inc.
1,078 206,006
Lennar Corp., Class A
2,020 265,226
Lennox International, Inc.
289 144,173
Liberty Media Corp.-Liberty
Formula One, Class C *
1,892 181,594
Linde PLC
4,190 1,719,241
Live Nation Entertainment, Inc. *
1,379 181,270
Lockheed Martin Corp.
1,868 855,282
Loews Corp.
1,397 150,694
Lowe's Cos., Inc.
5,038 1,221,614
LPL Financial Holdings, Inc.
734 261,333
LyondellBasell Industries NV,
Class A
2,168 106,210
M&T Bank Corp.
1,454 276,580
Marathon Petroleum Corp.
2,788 540,119
Markel Group, Inc. *
110 228,848
Marriott International, Inc.,
Class A
2,042 622,381
Marsh & McLennan Cos., Inc.
4,398 806,813
Martin Marietta Materials, Inc.
560 349,014
Marvell Technology, Inc.
7,630 682,122
Masco Corp.
1,954 126,756
Mastercard, Inc., Class A
7,653 4,213,206
McCormick & Co., Inc.
2,271 153,247
McDonald's Corp.
6,398 1,995,024
McKesson Corp.
1,127 993,022
Merck & Co., Inc.
22,441 2,352,490
Meta Platforms, Inc., Class A
19,492 12,629,841
MetLife, Inc.
5,127 392,523
Mettler-Toledo International,
Inc. *
187 276,147
Microchip Technology, Inc.
4,924 263,828
Micron Technology, Inc.
10,114 2,391,759
Microsoft Corp.
63,421 31,203,766
Mid-America Apartment
Communities, Inc. REIT
1,044 141,869
Mondelez International, Inc.,
Class A
11,612 668,503
MongoDB, Inc. *
726 241,301
Monolithic Power Systems, Inc.
421 390,760
Monster Beverage Corp. *
6,510 488,185
Moody's Corp.
1,465 718,993
Morgan Stanley
10,736 1,821,470
Motorola Solutions, Inc.
1,510 558,217
MSCI, Inc.
707 398,550
Nasdaq, Inc.
4,187 380,682
Number
of Shares Value $
Natera, Inc. *
1,189 283,945
NetApp, Inc.
1,761 196,457
Netflix, Inc. *
38,177 4,107,082
Neurocrine Biosciences, Inc. *
861 131,010
Newmont Corp.
9,905 898,681
News Corp., Class A
3,585 92,063
NextEra Energy, Inc.
18,504 1,596,710
NIKE, Inc., Class B
10,657 688,762
NiSource, Inc.
4,315 190,421
Nordson Corp.
431 102,431
Norfolk Southern Corp.
2,033 593,819
Northern Trust Corp.
1,672 219,600
Northrop Grumman Corp.
1,217 696,428
NRG Energy, Inc.
1,746 295,930
Nucor Corp.
2,038 325,041
Nutanix, Inc., Class A *
2,322 110,992
NVIDIA Corp.
218,323 38,643,171
NVR, Inc. *
24 180,175
Occidental Petroleum Corp.
6,876 288,792
Oklo, Inc. * (c)
993 90,740
Okta, Inc. *
1,655 132,946
Old Dominion Freight Line, Inc.
1,764 238,652
Omnicom Group, Inc.
2,871 205,621
ON Semiconductor Corp. *
3,499 175,790
ONEOK, Inc.
5,588 406,918
Oracle Corp.
15,369 3,103,770
O'Reilly Automotive, Inc. *
7,663 779,327
Otis Worldwide Corp.
3,638 323,236
PACCAR, Inc.
4,823 508,441
Packaging Corp. of America
758 154,685
Palantir Technologies, Inc., Class
A *
20,515 3,455,752
Palo Alto Networks, Inc. *
6,047 1,149,716
Parker-Hannifin Corp.
1,136 978,891
Paychex, Inc.
2,920 326,135
Paycom Software, Inc.
468 75,428
PayPal Holdings, Inc.
8,125 509,356
PepsiCo, Inc.
12,288 1,827,717
Pfizer, Inc.
50,979 1,312,199
PG&E Corp.
19,308 311,245
Philip Morris International, Inc.
13,962 2,198,736
Phillips 66
3,636 497,987
Pinterest, Inc., Class A *
5,553 145,044
PNC Financial Services Group,
Inc.
3,528 672,860
PPG Industries, Inc.
2,035 203,581
PPL Corp.
6,526 240,809
Principal Financial Group, Inc.
2,094 177,613
Procter & Gamble Co.
20,979 3,108,249
Progressive Corp.
5,219 1,194,055
Prologis, Inc. REIT
8,251 1,060,501
Prudential Financial, Inc.
3,059 331,137

12 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
PTC, Inc. *
1,025 179,816
Public Service Enterprise Group,
Inc.
4,614 385,361
Public Storage REIT
1,381 379,140
PulteGroup, Inc.
1,724 219,276
Pure Storage, Inc., Class A *
2,812 250,156
Qnity Electronics, Inc.
1,904 154,395
QUALCOMM, Inc.
9,663 1,624,254
Quanta Services, Inc.
1,350 627,588
Quest Diagnostics, Inc.
1,064 201,288
Raymond James Financial, Inc.
1,732 271,127
RB Global, Inc.
1,580 155,161
Realty Income Corp. REIT
8,332 480,007
Reddit, Inc., Class A *
944 204,348
Regency Centers Corp. REIT
1,469 104,534
Regeneron Pharmaceuticals, Inc.
947 738,840
Regions Financial Corp.
8,308 211,439
Reliance, Inc.
475 132,677
Republic Services, Inc.
2,006 435,422
ResMed, Inc.
1,320 337,696
Rivian Automotive, Inc., Class
A *
7,276 122,673
Robinhood Markets, Inc., Class
A *
6,579 845,336
ROBLOX Corp., Class A *
5,241 498,052
Rocket Cos., Inc., Class A
7,552 150,889
Rocket Lab Corp. *
3,910 164,767
Rockwell Automation, Inc.
1,000 395,860
Rollins, Inc.
2,721 167,287
Roper Technologies, Inc.
991 442,204
Ross Stores, Inc.
2,971 523,966
Royal Caribbean Cruises Ltd.
2,327 619,564
Royalty Pharma PLC, Class A
3,858 154,397
RPM International, Inc.
1,134 121,621
RTX Corp.
11,987 2,096,646
S&P Global, Inc.
2,800 1,396,724
Salesforce, Inc.
8,535 1,967,659
Samsara, Inc., Class A *
2,900 110,287
SBA Communications Corp.
REIT
904 175,620
Seagate Technology Holdings
PLC
1,912 529,031
Sempra
5,913 560,079
ServiceNow, Inc. *
1,872 1,520,832
Sherwin-Williams Co.
2,123 729,654
Simon Property Group, Inc. REIT
2,913 542,750
SLB Ltd.
13,594 492,647
Snap, Inc., Class A *
9,471 72,737
Snap-on, Inc.
450 153,022
Snowflake, Inc. *
2,903 729,350
SoFi Technologies, Inc. *
10,900 323,948
Solventum Corp. *
1,536 130,959
Southern Co.
9,839 896,530
Number
of Shares Value $
SS&C Technologies Holdings,
Inc.
1,855 159,419
Starbucks Corp.
10,230 891,135
State Street Corp.
2,503 297,907
Steel Dynamics, Inc.
1,264 212,137
STERIS PLC
876 233,261
Strategy, Inc. *
2,369 419,739
Stryker Corp.
3,103 1,151,772
Sun Communities, Inc. REIT
1,051 135,411
Super Micro Computer, Inc. *
4,602 155,778
Synchrony Financial
3,232 250,028
Synopsys, Inc. *
1,662 694,733
Sysco Corp.
4,454 339,395
T. Rowe Price Group, Inc.
1,991 203,839
Take-Two Interactive Software,
Inc. *
1,704 419,303
Tapestry, Inc.
1,881 205,556
Targa Resources Corp.
1,953 342,380
Target Corp.
4,068 368,642
Teledyne Technologies, Inc. *
423 211,297
Teradyne, Inc.
1,468 267,015
Tesla, Inc. *
25,392 10,922,877
Texas Instruments, Inc.
8,179 1,376,280
Texas Pacific Land Corp.
170 146,929
Textron, Inc.
1,614 134,220
Thermo Fisher Scientific, Inc.
3,391 2,003,505
TJX Cos., Inc.
10,058 1,528,011
T-Mobile US, Inc.
4,519 944,516
Toast, Inc., Class A *
4,409 150,744
Tractor Supply Co.
4,551 249,304
Trade Desk, Inc., Class A *
3,957 156,539
Tradeweb Markets, Inc., Class A
955 103,961
TransDigm Group, Inc.
506 688,246
TransUnion
1,831 155,727
Travelers Cos., Inc.
2,036 596,263
Trimble, Inc. *
1,999 162,759
Truist Financial Corp.
11,353 527,914
Twilio, Inc., Class A *
1,473 191,033
Tyler Technologies, Inc. *
410 192,544
Tyson Foods, Inc., Class A
2,486 144,312
Uber Technologies, Inc. *
17,740 1,552,960
UDR, Inc. REIT
2,796 101,830
Ulta Beauty, Inc. *
380 204,755
Union Pacific Corp.
5,334 1,236,581
United Airlines Holdings, Inc. *
685 69,843
United Parcel Service, Inc.,
Class B
6,724 644,092
United Rentals, Inc.
583 475,250
United Therapeutics Corp. *
395 191,970
UnitedHealth Group, Inc.
8,115 2,676,084
Universal Health Services, Inc.,
Class B
528 128,637

DBX ETF Trust | 13
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
US Bancorp
14,044 688,858
Valero Energy Corp.
2,832 500,584
Veeva Systems, Inc., Class A *
1,380 331,600
Ventas, Inc. REIT
4,095 330,180
Veralto Corp.
2,108 213,372
VeriSign, Inc.
741 186,725
Verisk Analytics, Inc.
1,288 289,890
Verizon Communications, Inc.
37,696 1,549,683
Vertex Pharmaceuticals, Inc. *
2,281 989,064
Vertiv Holdings Co., Class A
3,282 589,874
VICI Properties, Inc. REIT
9,806 282,609
Visa, Inc., Class A
15,256 5,102,217
Vistra Corp.
2,983 533,539
Vulcan Materials Co.
1,158 344,204
W.R. Berkley Corp.
2,845 221,028
W.W. Grainger, Inc.
403 382,298
Walmart, Inc.
39,378 4,351,663
Walt Disney Co.
16,136 1,685,728
Warner Bros Discovery, Inc. *
20,791 498,984
Waste Management, Inc.
3,635 791,957
Waters Corp. *
548 221,074
Watsco, Inc.
321 111,194
WEC Energy Group, Inc.
2,980 333,969
Wells Fargo & Co.
28,742 2,467,501
Welltower, Inc. REIT
6,055 1,260,772
West Pharmaceutical Services,
Inc.
652 180,767
Western Digital Corp.
3,138 512,530
Westinghouse Air Brake
Technologies Corp.
1,561 325,547
Weyerhaeuser Co. REIT
6,643 147,541
Williams Cos., Inc.
10,875 662,614
Williams-Sonoma, Inc.
1,076 193,691
Workday, Inc., Class A *
1,907 411,187
WP Carey, Inc. REIT
2,068 139,321
Xcel Energy, Inc.
5,364 440,438
Xylem, Inc.
2,258 317,633
Yum! Brands, Inc.
2,510 384,557
Zebra Technologies Corp., Class
A *
420 106,155
Zillow Group, Inc., Class C *
1,580 117,520
Zimmer Biomet Holdings, Inc.
1,810 176,511
Zoetis, Inc.
4,034 517,078
Zoom Communications, Inc. *
2,332 198,127
Zscaler, Inc. *
945 237,667
(Cost $312,486,571)
524,743,962
Uruguay — 0.1%
MercadoLibre, Inc. *
(Cost $492,516)
411 851,502
TOTAL COMMON STOCKS
(Cost $441,214,603)
698,256,841
Number
of Shares Value $
PREFERRED STOCKS — 0.1%
Germany — 0.1%
Bayerische Motoren Werke AG
447 42,150
Dr Ing hc F Porsche AG, 144A
976 50,564
Henkel AG & Co. KGaA
1,542 124,518
Porsche Automobil Holding SE
1,393 60,026
Sartorius AG
259 75,506
Volkswagen AG
1,840 210,082
(Cost $814,288)
562,846
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.*
(d)
,
expires 3/31/40
(Cost $0)
214 0
SECURITIES LENDING
COLLATERAL — 0.0%
DWS Government & Agency
Securities Portfolio "DWS
Government Cash Institutional
Shares", 3.91% (e)(f)
(Cost $141,015)
141,015 141,015
CASH EQUIVALENTS — 0.3%
DWS Government Money Market
Series "Institutional Shares",
3.94% (e)
(Cost $1,859,206)
1,859,206 1,859,206
TOTAL INVESTMENTS — 99.8%
(Cost $444,029,112)
700,819,908
Other assets and liabilities,
net — 0.2%
1,586,924
NET ASSETS — 100.0%
702,406,832

14 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
November 30, 2025 (Unaudited)
Hidden Row
Securities are listed in country of domicile.
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2025
Value ($) at
11/30/2025
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG (b)
566,304 26,628 — — 7,147 — — 16,892 600,079
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.91% (e)(f)
239,029 — (98,014) (g) — — 16 — 141,015 141,015
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series "Institutional Shares", 3.94% (e)
625,533 4,141,741 (2,908,068) — — 7,259 — 1,859,206 1,859,206
1,430,866 4,168,369 (3,006,082) — 7,147 7,275 — 2,017,113 2,600,300
*
Non-income producing security.
(a)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Affiliated issuer. This security is owned in proportion with its representation in the index.
(c) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2025 amounted to $138,194, which is 0.0% of net assets.
(d)
Investment was valued using significant unobservable inputs.
(e)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30,
2025.
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen (Dutch Certificate)
REIT: Real Estate Investment Trust
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

DBX ETF Trust | 15
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
November 30, 2025 (Unaudited)
At November 30, 2025 the Xtrackers MSCI Kokusai Equity ETF had the following sector diversification:
At November 30, 2025, open futures contracts purchased were as follows:
Currency Abbreviations
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Securities Lending
Collateral and Cash
Equivalents
Information Technology
196,472,103 28 .1
Financials
114,930,186 16 .5
Industrials
70,826,201 10 .2
Health Care
70,713,970 10 .1
Consumer Discretionary
66,848,326 9 .6
Communication Services
62,878,587 9 .0
Consumer Staples
37,938,896 5 .4
Energy
24,553,982 3 .5
Materials
21,834,731 3 .1
Utilities
19,110,869 2 .7
Real Estate
12,711,836 1 .8
Total
698,819,687 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
E-Mini S&P 500 Index
USD 6 2,012,950 2,057,850 12/19/2025 44,900
Micro E-Mini S&P 500 Index
USD 21 706,154 720,247 12/19/2025 14,093
MSCI EAFE Index
USD 4 559,130 563,780 12/19/2025 4,650
S&P/TSX 60 Index Mini
CAD 2 126,289 132,119 12/18/2025 5,830
Total unrealized appreciation
69,473
CAD Canadian Dollar
USD U.S. Dollar

16 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
November 30, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
KOKU-PH1
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 698,256,841 $ — $ — $ 698,256,841
Preferred Stocks
562,846 — — 562,846
Warrants
— — 0 0
Short-Term Investments (a)
2,000,221 — — 2,000,221
Derivatives (b)
Futures Contracts
69,473 — — 69,473
TOTAL
$ 700,889,381 $ — $ 0 $ 700,889,381
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.